Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.44650%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,049,488.53

Principal:
Principal Collections	$17,179,742.26
Prepayments in Full	$7,813,056.29
Liquidation Proceeds	$219,871.31
Recoveries	$46,304.64
Sub Total	$25,258,974.50
Collections	$26,308,463.03

Purchase Amounts:
Purchase Amounts Related to Principal	$198,589.73
Purchase Amounts Related to Interest	$875.93
Sub Total	$199,465.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,507,928.69

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,507,928.69
Servicing Fee	$460,247.45	$460,247.45	$0.00	$0.00	$26,047,681.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,047,681.24
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,047,681.24
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,047,681.24
Interest - Class A-3 Notes	$302,407.56	$302,407.56	$0.00	$0.00	$25,745,273.68
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$25,603,442.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,603,442.01
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$25,546,467.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,546,467.34
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$25,504,087.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,504,087.76
Regular Principal Payment	$23,235,706.22	$23,235,706.22	$0.00	$0.00	$2,268,381.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,268,381.54
Residual Released to Depositor	$0.00	$2,268,381.54	$0.00	$0.00	$0.00
Total		$26,507,928.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,235,706.22
Total					$23,235,706.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,235,706.22	$61.55	$302,407.56	$0.80	$23,538,113.78	$62.35
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$23,235,706.22	$17.64	$543,593.48	$0.41	$23,779,299.70	$18.05

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$297,450,059.45	0.7879472	$274,214,353.23	0.7263956
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$484,890,059.45	0.3680827	$461,654,353.23	0.3504443

Pool Information
Weighted Average APR	2.290%	2.283%
Weighted Average Remaining Term	35.90	35.07
Number of Receivables Outstanding	34,819	34,043
Pool Balance	$552,296,939.29	$526,566,041.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$512,371,295.91	$488,749,626.22
Pool Factor	0.3862221	0.3682285

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,898,490.62
Yield Supplement Overcollateralization Amount	$37,816,415.15
Targeted Overcollateralization Amount	$64,911,688.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,911,688.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$319,638.33
(Recoveries)		107	$46,304.64
Net Loss for Current Collection Period			$273,333.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5939%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6286%
Second Prior Collection Period			0.4995%
Prior Collection Period			0.6990%
Current Collection Period			0.6080%
Four Month Average (Current and Prior Three Collection Periods)			0.6088%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,352	$9,831,987.16
(Cumulative Recoveries)			$1,062,493.56
Cumulative Net Loss for All Collection Periods			$8,769,493.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6133%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,180.27
Average Net Loss for Receivables that have experienced a Realized Loss			$3,728.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	389	$7,529,605.42
61-90 Days Delinquent	0.18%	47	$971,518.01
91-120 Days Delinquent	0.04%	11	$216,388.98
Over 120 Days Delinquent	0.12%	25	$616,907.13
Total Delinquent Receivables	1.77%	472	$9,334,419.54

Repossession Inventory:
Repossessed in the Current Collection Period		28	$576,032.63
Total Repossessed Inventory		37	$811,120.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2020%
Prior Collection Period			0.2211%
Current Collection Period			0.2438%
Three Month Average			0.2223%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3428%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer